Fixed Assets - Components of Fixed Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 12,798	$ 10,869
Property plant and equipment, net	5,273	4,236	3,742
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	238	199
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,513	1,195
Accumulated depreciation	(541)	(453)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,047	9,475
Accumulated depreciation	$ (6,984)	$ (6,180)